EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE
EARNINGS PER SHARE

15. EARNINGS PER SHARE

        Basic earnings per share is computed by dividing net income available to PLC's common shareowners by the weighted-average number of common shares outstanding during the period, including shares issuable under various deferred compensation plans. Diluted earnings per share is computed by dividing net income available to PLC's common shareowners by the weighted-average number of common shares and dilutive potential common shares outstanding during the period, assuming the shares were not anti-dilutive, including shares issuable under various stock-based compensation plans and stock purchase contracts.

        A reconciliation of the numerators and denominators of the basic and diluted earnings per share is presented below:

	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Thousands, Except Per Share Amounts)
Calculation of basic earnings per share:
Net income available to PLC's common shareowners	$315,392	$225,314	$249,137

Average shares issued and outstanding	84,309,804	85,638,080	79,579,777
Issuable under various deferred compensation plans	898,808	928,989	908,917

Weighted shares outstanding—basic	85,208,612	86,567,069	80,488,694

Per share:
Net income available to PLC's common shareowners—basic	$3.70	$2.60	$3.10

Calculation of diluted earnings per share:
Net income available to PLC's common shareowners	$315,392	$225,314	$249,137

Weighted shares outstanding—basic	85,208,612	86,567,069	80,488,694
Stock appreciation rights ("SARs")(1)	468,810	467,170	364,691
Issuable under various other stock-based compensation plans	122,027	134,379	138,514
Restricted stock units	675,780	507,239	257,366

Weighted shares outstanding—diluted	86,475,229	87,675,857	81,249,265

Per share:
Net income available to PLC's common shareowners—diluted	$3.65	$2.57	$3.07

(1)
Excludes 1,440,047; 1,455,395; and 1,556,873; SARs as of December 31, 2011, 2010, and 2009, respectively, that are antidilutive. In the event the average market price exceeds the issue price of the SARs, such rights would be dilutive to the Company's earnings per share and will be included in the Company's calculation of the diluted average shares outstanding, for applicable periods.